Income Taxes	3 Months Ended	12 Months Ended
	Dec. 31, 2022	Sep. 30, 2022
Income Taxes
Note 12. Income Taxes
The Company maintains a full valuation allowance against its net deferred tax assets as of December 31, 2022 and September 30, 2022, based on the current assessment that it is not more likely than not these future benefits will be realized before expiration. No material income tax expense or benefit has been recorded given the valuation allowance position and projected taxable losses in the jurisdictions where the Company files income tax returns. The Company has not experienced any significant increases or decreases to its unrecognized tax benefits since September 30, 2022 and does not expect any within the next 12 months.
On August 16, 2022, the U.S. government enacted the Inflation Reduction Act (“IRA”), which, among other things, implements a 15% corporate alternative minimum tax based on the adjusted financial statement income for certain large corporations and a 1% excise tax on net share repurchases. The minimum tax and the excise tax, if applicable, are effective for fiscal years beginning after December 31, 2022. We do not expect the IRA to have a material impact on our financial position, results of operations or cash flows for the foreseeable future. We will continue to monitor additional guidance from the Internal Revenue Service.

MARIADB CORPORATION AB [Member]
Income Taxes
Note 14. Income Taxes
The components of loss before income tax expense was as follows:

	Year Ended September 30,
	2022	2021
	(in thousands)
Domestic	$(11,785)	$(17,340)
Foreign	(36,785)	(8,018)

Loss before provision income tax expense	$(48,570)	$(25,358)

The provision for income taxes charged to operations was as follows:

	Year Ended September 30,
	2022	2021
	(in thousands)
Current tax expense
U.S. federal	$—	$—
State and local	13	1
Foreign	68	83

Total current	$81	$84
Deferred tax expense:
U.S. federal	$—	$—
State and local	—	—
Total deferred	—	—

Total income tax expense	$81	$84

A reconciliation of the income tax expense with the expected income tax computed by applying the statutory federal income tax rate to loss before provision for income taxes and a reconciliation of the statutory federal rate and the effective rate was calculated as follows:

	Year Ended September 30,
	2022	2021
Tax computed at federal statutory rate	21.00%	21.00%
State income tax—net of federal benefit	(0.02)%	—%
Foreign rate differential	(16.05)%	(6.97)%
Change in valuation allowance	0.09%	(18.13)%
Stock-based compensation	—%	(0.12)%
Research and development tax credit	—%	8.86%
Other	(0.04)%	(0.35)%
Prior period net operating loss true-up adjustment	0.01%	(4.62)%
Transaction costs	1.58%	—%
Deferred adjustment true up	(6.74)%	—%

Income tax expense	(0.17)%	(0.33)%

The significant components that comprised the Company’s net deferred taxes are as follows:

	As of September 30,
	2022	2021
Deferred tax assets:	(in thousands)
Net operating losses	$64,013	$55,516
Tax credit carryforwards	4,183	8,366
Allowances and reserves	36	62
Deferred revenue	473	673
Depreciation	17	92
Amortization	3,067	3,918
Accrued interest	—	1,428
Accrued payroll	619	508
Right-of-use assets	9	7
Other	29	3
Unrealized gain (loss)	(567)	—
Less: valuation allowance	(71,879)	(70,573)

Total deferred tax assets	$—	$—

In assessing the realizability of deferred tax assets, management considers whether it is more likely than not that some portion or all of the deferred tax assets will not be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which those temporary differences become deductible. Management considers the scheduled reversal of deferred tax liabilities (including the impact of available carryback and carryforward periods), projected future taxable income and tax planning strategies in making this assessment. Following this assessment, management believes it is more likely than not that the deferred tax assets will not be realized; accordingly, the Company has recorded a full valuation allowance as of September 30, 2022 and 2021.
The following table presents a rollforward of the valuation allowance for the years ended September 30, 2022 and 2021:

	Year Ended September 30,
	2022	2021
	(in thousands)
Beginning balance	$(70,573)	$(64,065)
Additions	(8,643)	(9,868)
Deductions	7,337	3,360

Ending balance	$(71,879)	$(70,573)

Subsequent to the original issuance of the Company’s financial statements as of and for the year ended September 30, 2021, the Company’s management determined that the table above incorrectly presented the deferred tax asset net operating loss and valuation allowance, including the valuation allowance rollforward. The prior disclosure has been updated. The immaterial correction of this footnote disclosure did not result in a change to or modify any amounts presented in the historical financial statements or require any other disclosure amendments aside from in this footnote.
On the basis of this evaluation, as of September 30, 2022, a valuation allowance of $71.9 million has been recorded to recognize only the portion of the deferred tax asset that is more likely than not to be realized. The amount of the deferred tax asset considered realizable, however, could be adjusted if estimates of future taxable income during the carryforward period are reduced or increased or if objective negative evidence in the form of cumulative losses is no longer present and additional weight is given to subjective evidence such as the Company’s projections for growth.
At September 30, 2022 and 2021, the Company had federal net operating loss carryforwards of approximately $184.7 million and $160.3 million, respectively and state net operating loss carryforwards of $141.4 million and $143.4 million, respectively. The federal and state loss carryforwards begin to expire in 2030, unless previously utilized. As of September 30, 2022 and 2021, the Company also had federal research and development tax credit carry-forwards of approximately $2.2 million and $4.5 million, respectively, and state research and development tax credit carry-forwards of approximately $1.9 million and $3.9 million, respectively. The federal research and development tax credits will begin to expire in 2032. The state research and development tax credits have an indefinite life and do not expire. At September 30, 2022 and 2021, the Company had foreign net operating loss carryforwards of approximately $39.7 million and $46.5 million, respectively. The foreign net operating loss carryforward will begin to expire in 2023.
Utilization of the federal and state net operating loss carryforwards may be subject to substantial annual limitation due to ownership change limitations that may have occurred or that could occur in the future, as required by Section 382 of the Internal Revenue Code of 1986, as amended (the “Code”), as well as similar state provisions. These ownership changes may limit the amount of net operating loss carryforwards that can be utilized annually to offset future taxable income and tax, respectively. In general, an “ownership change,” as defined by Section 382 of the Code, results from a transaction or series of transactions over a three-year period resulting in an ownership change of more than 50 percentage points of the outstanding stock of a company by certain stockholders or public groups.
Any uncertain tax positions would be related to tax years that remain open and subject to examination by the relevant tax authorities. The Company has not accrued for interest or penalties associated with unrecognized tax liabilities. The Company is subject to U.S. federal tax authority examinations and U.S. state tax authority examinations for all years due to the net operating loss carryforwards. The Company files a federal U.S. tax return and several U.S. state income tax returns with varying statues of limitations.
On March 27, 2020, the United States enacted the Coronavirus Aid, Relief and Economic Security Act (“CARES Act”). The CARES Act is an emergency economic stimulus package that includes spending and tax breaks to strengthen the United States economy and fund a nationwide effort to curtail the effects of
COVID-19.
While the CARES Act provides sweeping tax changes in response to the pandemic, some of the more significant provisions which could be expected to impact the Company’s financial statements include removal of certain limitations on utilization of net operating losses, increasing the loss carryback period for certain losses to five years and increasing the ability to deduct interest expense, as well as amending certain provisions of the previously enacted Tax Cuts and Jobs Act. The Company does not believe that the CARES Act will have a material impact on its financial position, results of operations, or cash flows.